REFUND PAYABLE TO MEMBERS (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of refund payable to members

	As of December 31,
	2019	2020
	RMB	RMB
Refund payable to members	26,883	4,398

Schedule of movement in refund payable to members

Refund payable to members
Balance as of December 31, 2017	147,943
Estimated referral incentives to be refunded	626,853
Referral incentives earned (1)	(378,772)

Balance as of December 31, 2018	396,024

Balance as of December 31, 2018	396,024
Estimated referral incentives to be refunded	132,989
Referral incentives earned (1)	(122,760)
Change in estimate (2)	(379,370)

Balance as of December 31, 2019	26,883

Balance as of December 31, 2019	26,883
Estimated referral incentives to be refunded	8,021
Referral incentives earned (1)	(6,985)
Change in estimate (2)	(23,521)

Balance as of December 31, 2020	4,398